Convertible Debenture - Related Party (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Borrowings on notes payable - related party	$ 82,025	$ 118,500	$ 285,275	$ 322,000
Notes Payable Related Party [Member]
Notes payable - related party at beginning of period	470,603	$ 231,569	231,569
Borrowings on notes payable - related party	41,000		215,500
Beneficial conversion feature	(518,225)
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745
Conversion to common stock	(484,650)
Accumulated interest	6,622		23,534
Notes payable - related party	8,095		470,603	$ 231,569
Outstanding convertible notes payable[Member]
Notes payable - related party at beginning of period	68,969
Borrowings on notes payable - related party			65,500
Beneficial conversion feature	(68,696)
Amortization of beneficial conversion feature	16,562
Accumulated interest	1,084		3,469
Interest transferred to related party	(1,084)
Notes payable - related party	$ 16,835		$ 68,969